Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2023
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2023:

	Three Months Ended March 31, 2023	2022	2021	2020	2019	Prior	Total
Tier 1	$—	$83,945	$808,876	$558,314	$96,202	$36,787	$1,584,124
Tier 2	89	30,506	74,414	31,800	28,055	16,268	181,132
Tier 3	565	9,003	6,095	1,692	5,547	275	23,177
Net investment in finance leases	$654	$123,454	$889,385	$591,806	$129,804	$53,330	$1,788,433

Tier 1	$—	$499,495	$11,291	$99,202	$182,949	$—	$792,937
Tier 2	—	—	3,719	—	15,131	—	18,850
Container leaseback financing receivable	$—	$499,495	$15,010	$99,202	$198,080	$—	$811,787